Change in Standards, Interpretations and Accounting Policies - Additional Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Weighted average discount rate total lease liabilities recognized on transition	18.54%
Minimum operating lease commitments				$ 74,977
Lease liabilities	$ 33,452	$ 38,237	$ 42,701